Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 34,820		$ 32,949	$ 17,479
Accumulated depreciation	(8,448)		(7,004)	(3,377)
Property and Equipment, net	26,372		25,945	14,102
Depreciation expense	1,444	$ 827	4,131	1,185	$ 1,934
Loss on disposal of fixed assets			730	0	$ 185
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and Equipment	11,219		9,685	5,537
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment	6,113		5,891	4,018
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 17,488		$ 17,373	$ 7,924